Insurance Net Investment Result - Summary of Interest Income From Instruments Measured at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	€ 217	€ 186	€ 89
Non Derivative Assets [Member] | Applying the fair value option [member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	74	65	89
Non Derivative Assets [Member] | Failing the SPPI criteria [member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	15	13
Income Or Loss From Insurance And Investment Contracts [Member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	615	637	737
Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	234	197	231
Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	248	308	369
Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	133	132	137
Income Or Loss From Insurance And Investment Contracts [Member] | Derivatives [member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	(4)
Income Or Loss From Insurance And Investment Contracts [Member] | Derivatives [member] | Insurance Contracts With Direct Participating Features [Member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	0
Income Or Loss From Insurance And Investment Contracts [Member] | Derivatives [member] | Insurance Contracts Without Direct Participating Features [Member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	(4)
Income Or Loss From Insurance And Investment Contracts [Member] | Derivatives [member] | Investment Contracts With Direct Participating Features [Member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	0
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Applying the fair value option [member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	357	340	422
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Applying the fair value option [member] | Insurance Contracts With Direct Participating Features [Member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	234	197	231
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Applying the fair value option [member] | Insurance Contracts Without Direct Participating Features [Member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	(10)	11	54
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Applying the fair value option [member] | Investment Contracts With Direct Participating Features [Member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	133	132	137
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Failing the SPPI criteria [member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	258	301	315
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Failing the SPPI criteria [member] | Insurance Contracts With Direct Participating Features [Member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	0
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Failing the SPPI criteria [member] | Insurance Contracts Without Direct Participating Features [Member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	258	€ 301	€ 315
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Failing the SPPI criteria [member] | Investment Contracts With Direct Participating Features [Member]
Interest income from instruments measured at FVPL
Interest income from instruments measured at FVPL	€ 0